Remeasurement items affecting operating profit - Cash Generating Units (Details) € in Millions, $ in Millions				12 Months Ended
	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Jun. 30, 2020 ZAR (R) $ / kJ	Jun. 30, 2019 CAD ($) $ / kJ $ / MMBTU	Jun. 30, 2019 USD ($) $ / kJ $ / MMBTU	Jun. 30, 2019 ZAR (R) $ / kJ $ / MMBTU	Jun. 30, 2018 CAD ($) $ / MMBTU	Jun. 30, 2018 USD ($) $ / MMBTU	Jun. 30, 2018 ZAR (R) $ / MMBTU	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 CAD ($)	Jun. 30, 2016 ZAR (R)	Jun. 30, 2015 CAD ($)	Jun. 30, 2015 ZAR (R)	Jun. 30, 2014 CAD ($)	Jun. 30, 2014 ZAR (R)	Jun. 30, 2020 EUR (€) R / $ $ / T $ / kJ $ / bbl	Jun. 30, 2020 USD ($) R / $ $ / T $ / kJ $ / bbl	Jun. 30, 2020 ZAR (R) R / $ $ / T $ / kJ $ / bbl	Jun. 30, 2019 ZAR (R)
Impairment
Impairment loss				R 111,592,000,000			R 18,451,000,000			R 9,115,000,000
Reversal of impairment loss							R 949,000,000			354,000,000
Long-term average gas price (Henry Hub), excluding margins (real) (in USD/mmbtu) | $ / kJ				0.000000071	0.0000000486	0.0000000486	0.0000000486
Sasolburg liquid fuels refinery
Impairment
Decrease in refining margins | $																				$ (1)
Decrease in recoverable amount due to decrease in refining margins																					R (1,500,000,000)
Synfuels liquid fuels refinery
Impairment
Decrease in price of Dated Brent (per unit) | $ / bbl																			(1)	(1)	(1)
Decrease in recoverable amount due to decrease in price of Dated Brent																					R (2,800,000,000)
Increase (decrease) in exchange rate | R / $																			0.10	0.10	0.10
Increase (decrease) in recoverable amount of CGU due to change in exchange rate																					R (1,500,000,000)
Increase in gas prices (per unit) | $ / kJ																			0.000001	0.000001	0.000001
Increase (decrease) in recoverable amount due to change in gas prices																					R (1,300,000,000)
Ammonia value chain
Impairment
Impairment loss							R 3,300,000,000
Increase in gas prices (per unit) | $ / kJ																			0.000001	0.000001	0.000001
Increase (decrease) in recoverable amount due to change in gas prices																					R (187,000,000)
Decrease in ammonia prices | $ / T																			(10)	(10)	(10)
Decrease in recoverable amount due to decrease in ammonia prices																					R (616,000,000)
Acrylates & Butanol value chain
Impairment
Increase in gas prices (per unit) | $ / kJ																			0.000001	0.000001	0.000001
Increase (decrease) in recoverable amount due to change in gas prices																					R (157,000,000)
Increase in discount rate																			1.00%	1.00%	1.00%
Increase (decrease) in recoverable amount due to increase in discount rate																					R (432,000,000)
Decrease in sales prices (per unit) | $ / T																			(10)	(10)	(10)
Decrease in recoverable amount due to decrease in sale prices																					R (257,000,000)
Polyethylene value chain
Impairment
Increase (decrease) in exchange rate | R / $																			(0.10)	(0.10)	(0.10)
Increase (decrease) in recoverable amount of CGU due to change in exchange rate																					R (131,000,000)
Increase in gas prices (per unit) | $ / kJ																			0.000001	0.000001	0.000001
Increase (decrease) in recoverable amount due to change in gas prices																					R (246,000,000)
Increase in discount rate																			1.00%	1.00%	1.00%
Increase (decrease) in recoverable amount due to increase in discount rate																					R (1,800,000,000)
Decrease in discount rate																			(1.00%)	(1.00%)	(1.00%)
Increase (decrease) in recoverable amount due to decrease in discount rate																					R 2,200,000,000
Decrease in sales prices (per unit) | $ / T																			(10)	(10)	(10)
Decrease in recoverable amount due to decrease in sale prices																					R (289,000,000)
Chlor Vinyls value chain
Impairment
Reversal of impairment loss	R 949,000,000
Increase (decrease) in exchange rate																					(0.10)
Increase (decrease) in recoverable amount of CGU due to change in exchange rate																					R 413,000,000
Increase in discount rate																			1.00%	1.00%	1.00%
Increase (decrease) in recoverable amount due to increase in discount rate																					R (613,000,000)
Decrease in sales prices (per unit) | $ / T																			(10)	(10)	(10)
Decrease in recoverable amount due to decrease in sale prices																					R (794,000,000)
Chemical Work Up & Heavy Alcohols value chain
Impairment
Increase in discount rate																			1.00%	1.00%	1.00%
Increase (decrease) in recoverable amount due to increase in discount rate																					R (1,500,000,000)
Decrease in discount rate																			(1.00%)	(1.00%)	(1.00%)
Increase (decrease) in recoverable amount due to decrease in discount rate																					R 1,700,000,000
Decrease in sales prices (per unit) | $ / T																			(10)	(10)	(10)
Decrease in recoverable amount due to decrease in sale prices																					R (786,000,000)
Southern Africa Wax value chain
Impairment
Increase in gas prices (per unit) | $ / kJ																			0.000001	0.000001	0.000001
Increase (decrease) in recoverable amount due to change in gas prices																					R (305,000,000)
Increase in discount rate																			1.00%	1.00%	1.00%
Increase (decrease) in recoverable amount due to increase in discount rate																					R (928,000,000)
Decrease in discount rate																			(1.00%)	(1.00%)	(1.00%)
Increase (decrease) in recoverable amount due to decrease in discount rate																					R 1,000,000,000
Tetramerization value chain
Impairment
Impairment loss						$ 526,000,000	7,400,000,000
EO/EG value chain
Impairment
Impairment loss						$ 388,000,000	5,500,000,000
Canadian shale gas assets
Impairment
Impairment loss					$ 181		R 1,900,000,000	$ 281		R 2,800,000,000			$ 880	R 9,900,000,000	$ 133	R 1,300,000,000	$ 540	R 5,300,000,000
Long-term average gas price (Henry Hub), excluding margins (real) (in USD/mmbtu) | $ / MMBTU					3.44	3.44	3.44	3.49	3.49	3.49
Discount rate - risk adjusted					7.18%			7.68%	7.68%	7.68%												7.18%
Assets					$ 2																	R 22,000,000,000
Sasol Petroleum Mozambique - PSA
Impairment
Impairment loss									$ 94,000,000	R 1,100,000,000
Discount rate - risk adjusted								13.23%	13.23%	13.23%	12.16%	12.16%
US Gas-To-Liquids (GTL)
Impairment
Impairment loss											$ 130,000,000	R 1,700,000,000
Costs scrapped		$ 83,000,000	R 1,100,000,000
LCCP
Impairment
Costs scrapped						$ 48,000,000	R 682,000,000
European Wax
Impairment
Decrease in gross margin (as a percent)				(5.00%)
Decrease in recoverable amount due to decrease in gross margin																			€ (39.0)		(751,000,000)
Energy | Synfuels liquid fuels refinery | South Africa
Impairment
Recoverable amount of the CGU																					39,672,000,000
Base Chemicals | Ammonia value chain | South Africa
Impairment
Recoverable amount of the CGU																					3,765,000,000
Base Chemicals | Polyethylene value chain | South Africa
Impairment
Recoverable amount of the CGU																					7,267,000,000
Base Chemicals | Chlor Vinyls value chain | South Africa
Impairment
Recoverable amount of the CGU																					1,772,000,000
Impairment loss										R 5,200,000,000
Base Chemicals | Chemical Work Up & Heavy Alcohols value chain | South Africa
Impairment
Recoverable amount of the CGU																					9,357,000,000
Percentage of increase (decrease) in solvent prices				(12.00%)
Base Chemicals | Other cash-generating units | South Africa
Impairment
Recoverable amount of the CGU																					1,352,000,000
Performance Chemicals | Southern Africa Wax value chain | South Africa
Impairment
Recoverable amount of the CGU																					10,941,000,000
Performance Chemicals | Wax Germany | Eurasia
Impairment
Recoverable amount of the CGU																			€ 153.2		R 3,000,000,000